Loans Receivable, Net	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans Receivable, Net
Loans Receivable, Net

Loans receivable, net, consisted of the following as of the dates shown:

	December 31, 2013	December 31, 2012
Residential Real Estate Loans	$83,004,482	$90,677,625
Consumer Loans	52,205,901	56,595,093
Commercial Business	7,775,098	8,063,901
Commercial Real Estate	228,399,555	250,924,094
Total Loans Held For Investment	371,385,036	406,260,713
Loans Held For Sale	1,234,158	4,770,760
Total Loans Receivable, Gross	372,619,194	411,031,473
Less:
Allowance For Loan Losses	10,241,970	11,318,371
Loans In Process	3,465,072	2,002,595
Deferred Loan Fees	(4,513)	4,687
	13,702,529	13,325,653
Total Loans Receivable, Net	$358,916,665	$397,705,820

Changes in the allowance for loan losses for the years ended December 31, 2013 and March 31, 2012 and the nine months ended December 31, 2012 are summarized as follows:

	Year Ended December 31,	Nine Months Ended December 31,	Year Ended March 31,
	2013	2012	2012
Balance At Beginning Of Period	$11,318,371	$14,615,198	$12,501,800
Provision For Loan Losses	2,645,381	1,975,000	8,650,000
Charge Offs	(5,209,830)	(7,422,393)	(6,643,834)
Recoveries	1,488,048	2,150,566	107,232
Total Allowance For Loan Losses	$10,241,970	$11,318,371	$14,615,198

The Company uses a risk based approach based on the following credit quality measures when analyzing the loan portfolio: pass, caution, special mention, and substandard. These indicators are used to rate the credit quality of loans for the purposes of determining the Company’s allowance for loan losses. Pass loans are loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered the least risky in terms of determining the allowance for loan losses. Substandard loans are considered the most risky category. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 60 days or more past due are automatically classified in this category. The other two categories fall in between these two grades.

(4)      Loans Receivable, Net, Continued

The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	Credit Quality Measures
December 31, 2013	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$74,505,587	$890,902	$403,138	$7,204,855	$83,004,482
Consumer	50,370,640	843,799	143,649	847,813	52,205,901
Commercial Business	6,807,620	368,019	524,928	74,531	7,775,098
Commercial Real Estate	135,793,150	43,252,464	25,581,235	23,772,706	228,399,555
Total	$267,476,997	$45,355,184	$26,652,950	$31,899,905	$371,385,036

	Credit Quality Measures
December 31, 2012	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$82,565,630	$222,046	$293,079	$7,596,870	$90,677,625
Consumer	54,899,665	152,368	184,731	1,358,329	56,595,093
Commercial Business	7,256,607	151,521	514,253	141,520	8,063,901
Commercial Real Estate	162,570,021	32,049,447	17,417,778	38,886,848	250,924,094
Total	$307,291,923	$32,575,382	$18,409,841	$47,983,567	$406,260,713

The following table presents an age analysis of past due balances by category at December 31, 2013.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,363,132	$4,607,613	$5,970,745	$77,033,737	$83,004,482
Consumer	1,494,429	234,878	399,062	2,128,369	50,077,532	52,205,901
Commercial Business	115,186	—	33,055	148,241	7,626,857	7,775,098
Commercial Real Estate	5,103,522	2,046,666	4,972,667	12,122,855	216,276,700	228,399,555
Total	$6,713,137	$3,644,676	$10,012,397	$20,370,210	$351,014,826	$371,385,036

The following table presents an age analysis of past due balances by category at December 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,794,644	$3,757,801	$5,552,445	$85,125,180	$90,677,625
Consumer	1,862,611	211,756	646,136	2,720,503	53,874,590	56,595,093
Commercial Business	445,113	36,079	86,991	568,183	7,495,718	8,063,901
Commercial Real Estate	2,432,423	4,852,227	13,913,190	21,197,840	229,726,254	250,924,094
Total	$4,740,147	$6,894,706	$18,404,118	$30,038,971	$376,221,742	$406,260,713

(4)      Loans Receivable, Net, Continued

At December 31, 2013 and 2012, the Company did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them. The following table shows non-accrual loans by category at December 31, 2013 compared to 2012.

	At December 31, 2013		At December 31, 2012		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$4,607,613	1.3%	$3,757,801	0.9%	$849,812	22.6%
Commercial Business	33,055	—	86,991	—	(53,936)	(62.0)
Commercial Real Estate	4,972,667	1.4	13,913,190	3.4	(8,940,523)	(64.3)
Consumer	399,062	0.1	646,136	0.2	(247,074)	(38.2)
Total Non- accrual Loans	$10,012,397	2.7%	$18,404,118	4.5%	$(8,391,721)	(45.6)%

(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.
The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Year Ended December 31, 2013
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371
Provision	1,030,237	(5,306)	(187,377)	1,807,827	2,645,381
Charge-Offs	(1,118,168)	(207,230)	(31,831)	(3,852,601)	(5,209,830)
Recoveries	273,015	59,042	26,947	1,129,044	1,488,048
Ending Balance	$1,706,643	$847,777	$426,658	$7,260,892	$10,241,970

	For the Nine Months Ended December 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198
Provision	183,236	(227,872)	175,141	1,844,495	1,975,000
Charge-Offs	(647,161)	(286,612)	(209,898)	(6,278,722)	(7,422,393)
Recoveries	56,859	17,644	8,821	2,067,242	2,150,566
Ending Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371

(4)      Loans Receivable, Net, Continued

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses.

	Allowance For Loan Losses
December 31, 2013	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$158,791	$1,547,852	$1,706,643
Consumer	103,109	744,668	847,777
Commercial Business	—	426,658	426,658
Commercial Real Estate	840,658	6,420,234	7,260,892
Total	$1,102,558	$9,139,412	$10,241,970

	Allowance For Loan Losses
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,521,559	$1,521,559
Consumer	—	1,001,271	1,001,271
Commercial Business	—	618,919	618,919
Commercial Real Estate	440,000	7,736,622	8,176,622
Total	$440,000	$10,878,371	$11,318,371

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable for the periods indicated.

	Loans Receivable
December 31, 2013	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$4,838,236	$78,166,246	$83,004,482
Consumer	275,491	51,930,410	52,205,901
Commercial Business	19,775	7,755,323	7,775,098
Commercial Real Estate	26,221,312	202,178,243	228,399,555
Total	$31,354,814	$340,030,222	$371,385,036

	Loans Receivable
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$4,500,902	$86,176,723	$90,677,625
Consumer	322,588	56,272,505	56,595,093
Commercial Business	7,853	8,056,048	8,063,901
Commercial Real Estate	35,115,195	215,808,899	250,924,094
Total	$39,946,538	$366,314,175	$406,260,713

(4)       Loans Receivable, Net, Continued

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sale, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. The average balance of impaired loans was $33.6 million for year ended December 31, 2013 compared to $41.6 million for the nine months ended December 31, 2012.

The following tables are a summary of information related to impaired loans as of December 31, 2013 and 2012.

	December 31, 2013
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$3,936,316	$4,588,645	$—	$4,044,142	$31,704
Consumer Loans	106,197	106,198	—	104,539	953
Commercial Business	19,775	19,775	—	19,896	389
Commercial Real Estate	21,810,347	26,775,853	—	23,618,648	886,737
With An Allowance Recorded:
Residential Real Estate	901,920	901,920	158,791	909,473	—
Consumer Loans	169,294	169,294	103,109	170,499	5,173
Commercial Business	—	—	—	—	—
Commercial Real Estate	4,410,965	4,954,058	840,658	4,707,658	251,505
Total
Residential Real Estate	4,838,236	5,490,565	158,791	4,953,615	31,704
Consumer Loans	275,491	275,492	103,109	275,038	6,126
Commercial Business	19,775	19,775	—	19,896	389
Commercial Real Estate	26,221,312	31,729,911	840,658	28,326,306	1,138,242
Total	$31,354,814	$37,515,743	$1,102,558	$33,574,855	$1,176,461

(4)       Loans Receivable, Net, Continued

	December 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$4,500,902	$4,611,873	$—	$4,531,543	$130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	31,808,577	35,373,833	—	32,963,079	1,036,344
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer Loans	—	—	—	—	—
Commercial Business	—	—	—	—	—
Commercial Real Estate	3,306,618	4,766,031	440,000	3,705,660	—
Total
Residential Real Estate	4,500,902	4,611,873	—	4,531,543	130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	35,115,195	40,139,864	440,000	36,668,739	1,036,344
Total	$39,946,538	$45,146,178	$440,000	$41,555,434	$1,195,659

In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.  TDRs included in impaired loans at December 31, 2013 and 2012 amounted to $12.4 million and $10.4 million, respectively.

Loans on nonaccrual status at the date of modification are initially classified as nonaccrual TDRs. Loans on accruing status at the date of concession are initially classified as accruing TDRs if the note is reasonably assured of repayment and performance is expected in accordance with its modified terms. Such loans may be designated as nonaccrual loans subsequent to the concession date if reasonable doubt exists as to the collection of interest or principal under the restructuring agreement. Nonaccrual TDRs are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).

(4)       Loans Receivable, Net, Continued

The following table is a summary of loans restructured as TDRs during the periods indicated:

	For the Year Ended December 31, 2013
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—
Consumer Loans	—	—	—
Commercial Business	1	32,850	32,850
Commercial Real Estate	4	1,409,693	1,409,693
Total	5	1,442,543	1,442,543

	For the Nine Months Ended December 31, 2012			For the Year Ended March 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—	—	$—	$—
Consumer Loans	—	—	—	1	15,358	15,358
Commercial Business	—	—	—	—	—	—
Commercial Real Estate	1	257,452	257,452	14	11,988,576	11,988,576
Total	1	257,452	257,452	15	$12,003,934	$12,003,934

During the year ended December 31, 2013, the Bank modified five loans that were considered to be TDRs. The Bank lowered the interest rate on each of these loans and changed the payment to interest only on for an agreed upon period on three of these loans. During the year ended December 31, 2012, the Bank modified 1 loan that was considered to be a TDR. The Bank lowered the interest rate on the loan and changed the payment to interest only. The following table is a summary of TDRs restructured in the last 12 months that subsequently defaulted during the period:

	For the Year Ended December 31, 2013
Troubled Debt Restructurings That Subsequently Defaulted During the Period	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—
Consumer Loans	—	—
Commercial Business	—	—
Commercial Real Estate	1	146,267
Total	1	$146,267

(4)       Loans Receivable, Net, Continued

	For the Nine Months Ended December 31, 2012		For the Year Ended March 31, 2012
Troubled Debt Restructurings That Subsequently Defaulted During the Period	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—	—	$—
Consumer Loans	—	—	—	—
Commercial Business	—	—	—	—
Commercial Real Estate	4	880,745	—	—
Total	4	$880,745	—	$—

At December 31, 2013, five loans that had been previously restructured were in default, one of which defaulted during the year and had been restructured in the last 12 months. During the nine months ended December 31, 2012, 6 loans that had been previously restructured were in default. The Bank considers any loan 30 days or more past due to be in default.

Our policy with respect to accrual of interest on loans restructured in a TDR follows relevant supervisory guidance.  That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is likely.  If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward.  Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.

We will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms.  If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status.  Our policy with respect to nonperforming loans requires the borrower to make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status.  Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status.